Income Taxes (Income Tax Reconciliation Footnote) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Abstract]
Statutory tax rate	34.00%	34.00%	34.00%